Contract Assets and Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 40,648	¥ 42,650
Advances received from customers for future services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	39,498	41,567
Other contract liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 1,150	¥ 1,083